Unaudited Condensed Consolidated Interim Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss before tax for the period	SFr (38,914)	SFr (58,606)
Non-cash adjustments:
- Financial result	(2,576)	4,679
- Depreciation of property and equipment and right-of-use assets	332	236
- Share-based compensation expense	11,644	7,170
- Post-employment loss	(30)	33
- Fair value adjustment on warrant liabilities	(4,117)	12,145
Working capital adjustments:
- Decrease in other current assets	1,516	1,420
- Increase in accrued income	(533)	(550)
- Decrease in payables and accrued liabilities	(2,865)	(2,669)
- Increase in other operating assets	(40)	(55)
Taxes received (paid)	12	(8)
Net cash outflow from operating activities	(35,571)	(36,205)
Investing activities
Payment for short-term financial assets, net	(34,451)	(25,081)
Interest received	489	583
Payment for intangible assets		(1,087)
Payment for purchase of property and equipment	(21)	(139)
Net cash outflow from investing activities	(33,983)	(25,724)
Financing activities
Proceeds from sale of shares in public offerings	47,775	90,227
Transaction costs related to financing activities	(1,051)	(6,107)
Proceeds from exercise of warrants, net	1,636	18,858
Proceeds from stock options exercised	577	1,642
Principal payment of lease obligation	(231)	(161)
Interest paid	(69)	(23)
Net cash inflow from financing activities	48,637	104,436
Net increase (decrease) in cash and cash equivalents	(20,917)	42,507
Cash and cash equivalents, beginning of period	81,329	27,708
Effect of foreign exchange rate changes	1,202	(5,950)
Cash and cash equivalents, end of period	61,614	64,265
Net cash and cash equivalents variation	(20,917)	42,507
Supplemental non-cash investing information
Interest receivable recorded in other current assets	474	428
Supplemental non-cash financing information
Transaction costs, including stamp duties, recorded in accrued expenses and other payables	SFr 1,352	SFr 893